NOTES RECEIVABLE	12 Months Ended
Sep. 30, 2024
Receivables [Abstract]
NOTES RECEIVABLE

NOTE 5 –NOTES RECEIVABLE

Notes receivable are trade accounts receivable due from customers where the customers’ banks guaranteed the payments, which are non-interest bearing and generally range from three to six months from the date of issuance. As of September 30, 2024 and 2023, no notes were guaranteed or collateralized. The balance $1,054,528 was collected as of February 10, 2025.